Average Annual Total Returns		12 Months Ended	18 Months Ended
	Sep. 12, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%	21.99%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%	29.77%
Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.63%	24.28%
Principal Focused Blue Chip ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.20%	23.94%
Principal Focused Blue Chip ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.28%	18.61%